Capital - Summary of Common Shares (Details) - KRW (₩)	Dec. 31, 2018	Dec. 31, 2017	Dec. 30, 2017	Dec. 31, 2016
Disclosure Of Classes Of Share Capital [Line Items]
Common shares	₩ 3,474,000,000		₩ 3,474,000,000
Common Shares
Disclosure Of Classes Of Share Capital [Line Items]
Shares authorized	40,000,000	40,000,000		40,000,000
Par value	₩ 500	₩ 500		₩ 500
Number of shares issued	6,948,900	6,948,900		6,948,900
Common shares	₩ 3,474,450,000	₩ 3,474,450,000		₩ 3,474,450,000